Average Annual Total Returns - LVIP Delaware Social Awareness Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	19.69%	14.08%	13.28%	19.27%	13.68%	12.89%	20.96%	15.60%	14.01%